October 4, 1996

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Tax-Free Funds

         John Hancock Tax-Free Bond Trust
          John Hancock Tax-Free Bond Fund
          John Hancock High Yield Tax-Free Fund
           File Nos. 811-5968; 33-32246

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus for the John Hancock Tax-Free Income Funds which includes John Hancock Tax-Free Bond Fund and High Yield Tax-Free Fund dated September 30, 1996 and the Statement of Additional Information for the John Hancock Tax-Free Bond Fund that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer